Summary of Significant Accounting Policies - Options to extend or terminate a lease (Table) (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Hector N [Member] | Extention For Six Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	$ 12,591
Perseus N [Member] | Extention For Six Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	13,825
Nave Pyxis [Member] | Extention For Six Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	14,438
Nave Pulsar [Member] | Extention For Six Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	15,553
Nave Rigel [Member] | One Optional Year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	17,063
Nave Cetus [Member] | One Optional Year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	17,063
Nave Equinox [Member] | Optional Six Month Period [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	16,294
Nave Alderamin [Member] | One Optional Year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	14,438
Nave Orion [Member] | One Optional Year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	14,438
Nave Capella [Member] | One Optional Year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	14,438
Nave Estella [Member] | One Optional Year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	14,630
Nave Aquila [Member] | Extention For Four Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	12,838
Nave Velocity [Member] | Extention For One Year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	16,540
Nave Velocity [Member] | Extention For Another One Year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	17,528
Nave Sextans [Member] | Extention For Six Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	15,689
Nave Jupiter [Member] | Extention For One Year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	15,990
Nave Luminosity [Member] | One Optional Year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	$ 18,022
Nave Spherical [Member]
Property, Plant and Equipment [Line Items]
Lessor, Operating Lease, Variable Lease Payment	BITR TD3C-TCE index plus $5,000
Lessor, Operating Lease, Basis Spread On Variable Lease Payment	$ 5,000
Nave Spherical [Member] | Extention For One Year [Member]
Property, Plant and Equipment [Line Items]
Lessor, Operating Lease, Variable Lease Payment	TD3C-TCE index plus $1,500
Lessor, Operating Lease, Basis Spread On Variable Lease Payment	$ 1,500
Nave Galactic [Member]
Property, Plant and Equipment [Line Items]
Lessor, Operating Lease, Variable Lease Payment	BITR TD3C-TCE index with a floor of $17,775
Nave Galactic [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	$ 38,159
Nave Universe [Member]
Property, Plant and Equipment [Line Items]
Lessor, Operating Lease, Variable Lease Payment	BITR TD3C-TCE index with a floor of $17,775
Nave Universe [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	$ 38,159
Baghdad [Member] | Extention For Five Years [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	29,751
Erbil [Member] | Extention For Five Years [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	$ 29,751